Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Accumulated Comprehensive Income (Loss) [Member]	Accumulated Comprehensive Income (Loss) [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Beginning Balance at Dec. 31, 2017	$ 1,103,493	$ 1,091,098	$ 84	$ 14	$ (21,300)	$ 1,762,499	$ 2,832,940	$ 1,302	$ 1,302	$ (639,106)	$ (1,743,144)
Non-cash compensation	4,012					4,012
Issuance of common stock through stock awards	11,012					11,012
Exercise of stock options	13,433		1			13,432
Issuance of shares of common stock through employee purchase plan	7,115					7,115
Issuance of common stock for cash	42,070		1			42,069
Issuance of common stock for purchase of assets	12,282					12,282
Purchase of treasury stock	(4,112)				(4,112)
Contribution from parent		89,967					89,967
Foreign currency translation	(1,290)							(1,290)
Foreign currency translations		(1,290)							(1,290)
Net income	305,232	305,631								305,232	305,631
Dividend to parent		(365,210)									(365,210)
Dividends/distributions to common shareholders	(361,098)									(361,098)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2018	1,131,784	1,120,196	86	14	(25,412)	1,852,421	2,922,907	12	12	(695,337)	(1,802,723)
Non-cash compensation	4,604					4,604
Issuance of common stock through stock awards	20,956					20,956
Exercise of stock options	14,984					14,984
Issuance of shares of common stock through employee purchase plan	8,060					8,060
Issuance of common stock for cash	21,198		1			21,197
Purchase of treasury stock	(8,882)				(8,882)
Contribution from parent		69,822					69,822
Foreign currency translation	673							673
Foreign currency translations		673							673
Net income	372,111	372,540								372,111	372,540
Dividend to parent		(393,700)									(393,700)
Dividends/distributions to common shareholders	(384,817)									(384,817)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2019	1,180,306	1,169,531	87	14	(34,294)	1,922,222	2,992,729	685	685	(708,408)	(1,823,883)
Non-cash compensation	1,261					1,261
Issuance of common stock through stock awards	24,956					24,956
Exercise of stock options	652					652
Issuance of shares of common stock through employee purchase plan	2,560					2,560
Purchase of treasury stock	(10,068)				(10,068)
Contribution from parent		29,429					29,429
Foreign currency translation	(1,598)							(1,598)
Foreign currency translations		(1,598)							(1,598)
Net income	40,493	40,617								40,493	40,617
Dividend to parent		(110,755)									(110,755)
Dividends/distributions to common shareholders	(100,687)									(100,687)
Dividends	(91)									(91)
Ending Balance at Mar. 31, 2020	1,137,784	1,127,224	87	14	(44,362)	1,951,651	3,022,158	(913)	(913)	(768,693)	(1,894,021)
Beginning Balance at Dec. 31, 2019	1,180,306	1,169,531	87	14	(34,294)	1,922,222	2,992,729	685	685	(708,408)	(1,823,883)
Non-cash compensation	4,669					4,669
Issuance of common stock through stock awards	25,811					25,811
Exercise of stock options	3,138					3,138
Issuance of shares of common stock through employee purchase plan	8,010					8,010
Purchase of treasury stock	(10,492)				(10,492)
Contribution from parent		41,628					41,628
Foreign currency translation	249							249
Foreign currency translations		249							249
Net income	243,386	243,873								243,386	243,873
Dividend to parent		(262,437)									(262,437)
Dividends/distributions to common shareholders	(251,944)									(251,944)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2020	1,202,768	1,192,844	87	14	(44,786)	1,963,850	3,034,357	934	934	(717,331)	(1,842,447)
Non-cash compensation	1,060					1,060
Issuance of common stock through stock awards	13,376					13,376
Exercise of stock options	5,224					5,224
Issuance of shares of common stock through employee purchase plan	2,172					2,172
Purchase of treasury stock	(5,717)				(5,717)
Contribution from parent		21,831					21,831
Foreign currency translation	204							204
Foreign currency translations		204							204
Net income	38,329	38,466								38,329	38,466
Dividend to parent		(81,535)									(81,535)
Dividends/distributions to common shareholders	(75,818)									(75,818)
Dividends	(91)									(91)
Ending Balance at Mar. 31, 2021	$ 1,181,507	$ 1,171,810	$ 87	$ 14	$ (50,503)	$ 1,985,682	$ 3,056,188	$ 1,138	$ 1,138	$ (754,911)	$ (1,885,516)